RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Compensation [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The table below details, on an aggregated basis, key management personnel compensation:

	2019 £m	2018 £m	2017 £m
Compensation
Salaries and other short-term benefits	14	13	13
Post-employment benefits	–	–	–
Share-based payments	14	17	22
Total compensation	28	30	35

Defined benefit plans [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2019 million	2018 million	2017 million
Share options over Lloyds Banking Group plc shares
At 1 January	–	1	3
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	(1)	(2)
At 31 December	–	–	1

	2019 million	2018 million	2017 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	84	82	65
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	39	37
Exercised/lapsed (includes entitlements of former key management personnel)	(29)	(37)	(20)
At 31 December	101	84	82

Deposits Placed [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]

	2019 million	2018 million	2017 million
Deposits
At 1 January	20	20	12
Placed (includes deposits of appointed key management personnel)	44	33	41
Withdrawn (includes deposits of former key management personnel)	(41)	(33)	(33)
At 31 December	23	20	20

Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Balances due to and from the Parent and Subsidiaries of the Bank [Text Block]	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,854	1,878	1,581	993
Financial assets at fair value through profit or loss	–	1,062	–	1,062
Derivative financial instruments	591	2,589	591	2,558
	2,445	5,529	2,172	4,613
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,893	19,663	4,696	16,687
Financial liabilities at fair value through profit or loss	1	137	1	137
Derivative financial instruments	1,986	2,693	1,547	2,184
Debt securities in issue	11,181	193	11,136	7
Subordinated liabilities	3,663	2,985	3,641	2,900
	21,724	25,671	21,021	21,915

The Group [member] | Loans and receivables, category [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2019 million	2018 million	2017 million
Loans
At 1 January	2	2	4
Advanced (includes loans of appointed key management personnel)	1	1	1
Repayments (includes loans of former key management personnel)	(1)	(1)	(3)
At 31 December	2	2	2

The Bank [member] | Balances and transactions between members of the Lloyds Bank Group [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about unconsolidated subsidiaries [text block]	The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2019 £m	2018 £m
Assets, included within:
Derivative financial instruments	8,546	7,385
Financial assets at fair value through profit or loss	–	8
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	200,696	152,592
	209,242	159,985
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	105,075	71,696
Financial liabilities at fair value through profit or loss	43	142
Derivative financial instruments	7,102	6,335
Debt securities in issue	–	124
Subordinated liabilities	–	58
	112,220	78,355